Restatement of Previously Issued Financial Statements	8 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
CIK0001815805 BROADSTONE ACQUISITION CORP.
Restatement of Previously Issued Financial Statements

Note 2— Restatement of Previously Issued Financial Statements

The Company concluded it should restate its previously issued financial statements by amending Amendment No. 1 to its Annual Report on Form 10-K/A, filed with the SEC on June 10, 2021, to classify all Class A ordinary shares subject to possible redemption in temporary equity. In accordance with the SEC and its staff’s guidance on redeemable equity instruments, ASC 480, paragraph 10-S99, redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A ordinary shares in permanent equity, or total stockholders’ equity. Although the Company did not specify a maximum redemption threshold, its charter currently provides that, the Company will not redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. Previously, the Company did not consider redeemable shares classified as temporary equity as part of net tangible assets. Effective with these financial statements, the Company revised this interpretation to include temporary equity in net tangible assets. Also, in connection with the change in presentation for the Class A ordinary shares subject to possible redemption, the Company also revised its earnings per share calculation to allocate income and losses shared pro rata between the two classes of shares. This presentation contemplates a

Business Combination as the most likely outcome, in which case, both classes of shares share pro rata in the income and losses of the Company. As a result, the Company restated its previously filed financial statements to present all redeemable Class A ordinary shares as temporary equity and to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering and in accordance with ASC 480. The Company’s previously filed financial statements that contained the error were initially reported in the Company’s Form 8-K filed with the SEC on September 21, 2020 (the “Post-IPO Balance Sheet”), the Company’s Form 10-Q for the quarterly period ended September 30, 2020, the Company’s Form 8-K filed with the SEC on October 20, 2020 (the “As Adjusted Balance Sheet”) for partial exercise of over-allotment option by the underwriters, and the Company's Annual Report on 10-K for the annual period ended December 31, 2020, which were previously restated in the Company's Amendment No. 1 to its Form 10-K/A as filed with the SEC on June 10, 2021, as well as the Form 10-Qs for the quarterly periods ended September 30, 2020 (the “Affected Period”). These financial statements restate the Company’s previously issued audited and unaudited financial statements covering the periods through December 31, 2020. The quarterly periods ended March 31, 2021 and June 30, 2021 will be restated in the Company’s Form 10-Q for the quarterly period ended September 30, 2021. Please see Note 3, Note 7 and Note 8, which have been updated to reflect the restatement of the financials contained in the Annual Report.

Subsequent to our previously issued Form 10-K/A on June 9, 2021, in connection with the Company’s assessment of going concern considerations in accordance with FASB’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that if the Company is unable to complete a Business Combination by September 15, 2022, then the Company will cease all operations except for the purpose of liquidating. The date for mandatory liquidation and subsequent dissolution as well as the Company’s current cash balance and working capital deficit raise substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after September 15, 2022. The Company intends to complete a Business Combination before the mandatory liquidation date.

The following tables summarize the effect of the restatement on each financial statement line item as of the dates and for the period indicated:

	As Reported
	As Previously
	Restated in
	10 K/A Amendment
	No. 1	Adjustment	As Restated
Balance Sheet as of September 15, 2020 (unaudited)
Class A ordinary shares subject to possible redemption	$268,023,290	$31,976,710	$300,000,000
Class A ordinary shares	320	(320)	—
Additional paid-in capital	5,711,600	(5,711,600)	—
Retained earnings (accumulated deficit)	(712,775)	(26,264,790)	(26,977,565)
Total shareholders’ equity (deficit)	$5,000,008	$(31,976,710)	$(26,976,702)

Balance Sheet as of September 30, 2020 (unaudited)
Class A ordinary shares subject to possible redemption	$268,070,700	$31,929,300	$300,000,000
Class A ordinary shares	319	(319)	—
Additional paid-in capital	5,664,191	(5,664,191)	—
Retained earnings (accumulated deficit)	(665,364)	(26,264,790)	(26,930,154)
Total shareholders’ equity (deficit)	$5,000,009	$(31,929,300)	$(26,929,291)

Balance Sheet as of October 14, 2020 (unaudited)
Class A ordinary shares subject to possible redemption	$272,992,338	$32,310,672	$305,303,010
Class A ordinary shares	324	(324)	—
Additional paid-in capital	5,859,953	(5,859,953)	—
Retained earnings (accumulated deficit)	(861,137)	(26,450,395)	(27,366,562)
Total shareholders’ equity (deficit)	$5,000,003	$(32,310,672)	$(27,310,669)

Balance Sheet as of December 31, 2020
Class A ordinary shares subject to possible redemption	$265,086,944	$40,216,066	$305,303,010
Class A ordinary shares	402	(402)	—
Additional paid-in capital	13,765,368	(13,765,368)	—
Retained earnings (accumulated deficit)	(8,766,527)	(26,450,296)	(35,216,823)
Total shareholders’ equity (deficit)	$5,000,006	$(40,216,066)	$(35,216,060)

Statement of Operations for the three months ended September 30, 2020 (unaudited)
Net loss	$(654,632)	$—	$(654,632)
Weighted average shares outstanding – Class A	30,000,000	(24,690,382)	5,309,618
Basic and diluted net loss per ordinary share – Class A	$0.00	$(0.05)	$(0.05)
Weighted average shares outstanding – Class B	8,625,000	—	8,625,000
Basic and diluted net loss per ordinary share – Class B	$(0.01)	$(0.04)	$(0.05)

Statement of Operations for the period from May 13, 2020 (inception) through September 30, 2020 (unaudited)
Net loss	$(665,364)	$—	$(665,364)
Weighted average shares outstanding – Class A	30,000,000	(26,752,096)	3,247,904
Basic and diluted net loss per ordinary share – Class A	$0.00	$(0.06)	$(0.06)
Weighted average shares outstanding – Class B	8,625,000	(369,643)	8,255,357
Basic and diluted net loss per ordinary share – Class B	$(0.01)	$(0.05)	$(0.06)

Statement of Operations for the period from May 13, 2020 (inception) through December 31, 2020
Net loss	$(8,766,527)	$—	$(8,766,527)
Weighted average shares outstanding – Class A	30,387,905	(16,067,054)	14,320,851
Basic and diluted net loss per ordinary share – Class A	$0.00	$(0.39)	$(0.39)
Weighted average shares outstanding – Class B	7,539,714	573,549	8,113,263
Basic and diluted net loss per ordinary share – Class B	$(1.16)	$0.77	$(0.39)

Statement of Cash Flows for the period from May 13, 2020 (inception) through September 30, 2020
Supplemental disclosure of non-cash investing and financing activities:
Initial value of Class A ordinary shares subject to possible redemption	$267,994,700	$(267,994,700)	$—
Change in value of Class A ordinary shares subject to possible redemption	$76,000	$(76,000)	$—

Statement of Cash Flows for the period from May 13, 2020 (inception) through December 31, 2020
Supplemental disclosure of non-cash investing and financing activities:
Initial value of Class A ordinary shares subject to possible redemption	$268,023,290	$(268,023,290)	$—
Change in value of Class A ordinary shares subject to possible redemption	$(2,936,346)	$2,936,346	$—

Note 2 — Restatement of Previously Issued Financial Statements

Restatement of Previously Issued Financial Statements

Management identified errors made in its historical financial statements where, at the closing of the Company’s initial public offering (“Initial Public Offering”), the Company improperly valued its ordinary shares subject to possible redemption. The Company previously determined the ordinary shares subject to possible redemption to be equal to the redemption value of $10.00 per share of ordinary shares while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Management determined that the Public Shares issued during the Initial Public Offering can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management concluded that the redemption value should include all ordinary shares subject to possible redemption, resulting in the ordinary shares subject to possible redemption being equal to their redemption value. As a result, management has noted an error related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the ordinary shares subject to possible redemption with the offset recorded to additional paid-in capital and ordinary shares. In addition, in connection with the change in presentation for the Public Shares, the Company determined it should restate its earnings per share calculation to allocate income and losses shared pro rata between the two classes of shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of shares share pro rata in the income and losses of the Company. In addition, management identified an error as it relates to the accounting for accrued expenses as of September 30, 2021 and the related general and administrative expenses for the three months ended September 30, 2021.

The following tables summarize the effect of the restatement on each financial statement line item as of the dates and for the period indicated:

	As
	Previously
	Reported	Adjustment	As Restated
Balance Sheet as of March 31, 2021
Class A ordinary shares subject to possible redemption	$274,897,708	$30,405,302	$305,303,010
Class A ordinary shares	304	(304)	—
Additional paid-in capital	3,954,702	(3,954,702)	—
Retained earnings (accumulated deficit)	1,044,237	(26,450,296)	(25,406,059)
Total shareholders’ equity (deficit)	$5,000,006	$(30,405,302)	$(25,405,296)

Balance Sheet as of June 30, 2021
Class A ordinary shares subject to possible redemption	$260,168,806	$45,134,204	$305,303,010
Class A ordinary shares	451	(451)	—
Additional paid-in capital	18,683,457	(18,683,457)	—
Accumulated deficit	(13,684,665)	(26,450,296)	(40,134,961)
Total shareholders’ equity (deficit)	$5,000,006	$(45,134,204)	$(40,134,198)

Balance Sheet as of September 30, 2021
Accrual expenses	$5,097,232	$(2,334,252)	$2,762,980
Total current liabilities	5,177,506	(2,334,252)	2,843,254
Total liabilities	41,104,019	(2,334,252)	38,769,767
Accumulated deficit	(40,272,945)	2,334,252	(37,938,693)
Total shareholders’ deficit	$(40,272,182)	$2,334,252	$(37,937,930)

Statement of Operations for the three months ending September 30, 2021
General and administrative expenses	$2,955,246	$(2,334,252)	$620,994
Loss from operations	(2,955,246)	2,334,252	(620,994)
Net income (loss)	(137,984)	2,334,252	2,196,268
Basic and diluted net income per ordinary share, Class A	0.00	0.06	0.06
Basic and diluted net income per ordinary share, Class B	$0.00	$0.06	$0.06

Statement of Operations for the nine months ending September 30, 2021
General and administrative expenses	$6,009,359	$(2,334,252)	$3,675,107
Loss from operations	(6,009,359)	2,334,252	(3,675,107)
Net loss	(5,056,122)	2,334,252	(2,721,870)
Basic and diluted net loss per ordinary share, Class A	(0.13)	0.06	(0.07)
Basic and diluted net loss per ordinary share, Class B	$(0.13)	$0.06	$(0.07)

Statement of Cash Flows for the three months ended March 31, 2021
Supplemental disclosure of non-cash investing and financing activities:
Change in value of Class A ordinary shares subject to redemption	$9,810,764	$(9,810,764)	$—

Statement of Cash Flows for the six months ended June 30, 2021
Supplemental disclosure of non-cash investing and financing activities:
Change in value of Class A ordinary shares subject to redemption	$(4,897,138)	$4,897,138	$—

Statement of Cash Flows for the nine months ended September 30, 2021
Cash Flows from Operating Activities:
Net Loss	$(5,056,122)	$2,334,252	$(2,721,870)
Changes in operating assets and liabilities
Accrued expenses	$5,097,013	$(2,334,252)	$2,762,761